7. Bank Owned Life Insurance (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Cash paid during the year for: [Abstract]
Bank Owned Life Insurance	$ 14,585	$ 14,183